Commitments and contingencies - Additional information (Details)				1 Months Ended												12 Months Ended							24 Months Ended
	Dec. 19, 2023 USD ($)	Dec. 19, 2023 PEN (S/)	Jun. 23, 2004	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Sep. 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Oct. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 PEN (S/)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Sep. 30, 2025 PEN (S/)	Dec. 31, 2025 PEN (S/)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 PEN (S/)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 PEN (S/)	Aug. 28, 2024 USD ($)	Aug. 28, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 19, 2023 PEN (S/)	Aug. 11, 2023 USD ($)	Aug. 11, 2023 PEN (S/)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	May 17, 2019 USD ($)	May 17, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				$ 20,500,000												$ 20,500,000								S/ 6,087,000									$ 12,249,000
Reserve applied against payments for disputed tax assessments				178,500,000												178,500,000
Net receivable from disputed tax assessments				292,300,000												292,300,000	$ 275,300,000
Finance costs																87,129,000	65,397,000	$ 119,254,000
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Income tax payable				2,369,000												2,369,000	16,215,000
Disputed tax assessments paid				470,800,000												470,800,000
Reserve applied against payments for disputed tax assessments				178,500,000												178,500,000
Net receivable from disputed tax assessments				292,300,000												292,300,000	275,300,000
Finance costs																7,495,000	9,552,000	67,118,000
Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized | S/																																		S/ 3,648,000
Collection of debt forced amount																																												$ 35,814,000	S/ 120,262,000
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																																																$ 19,781,000	S/ 66,623,000
Provision for tax Dispute related to the amortization of the contractual rights																																																19,781,000	66,623,000
Legal Proceedings [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				19,800,000												19,800,000	15,200,000
Legal Proceedings, Tax [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				2,900,000												2,900,000	$ 1,900,000
Tax Year 2021 | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value				2,504,000												2,504,000								8,409,000
Carry forward tax losses questioned				86,262,000	S/ 290,530,000				$ 86,262,000	S/ 290,530,000
Year 2020 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																											$ 80,000	S/ 269,000
Year 2020 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value				1,487,000												1,487,000								5,392,000
Carry forward tax losses questioned						$ 70,242,000					$ 70,242,000												S/ 236,576,000
Tax year 2009 and 2010 | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																					$ 22,572,000																													S/ 76,023,000
Compensation of tax losses																					$ 166,793,000	S/ 561,758,000
Year 2014 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																									$ 37,054,264	S/ 11,001,860
Year 2014 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																																$ 28,176,000	S/ 94,898,000
Ifrs Tax Year 2018 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability | S/																														S/ 5,954,000
Declared tax deductions not recognized																													$ 20,054,000						$ 21,882,000	S/ 73,700,000				$ 21,882,000	S/ 73,700,000
Ifrs Tax Year 2019 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value				$ 1,487,000												$ 1,487,000								S/ 4,994,000
Carry forward tax losses questioned							$ 66,683,000	S/ 224,588,000				$ 66,683,000	S/ 224,588,000
Year 2007 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																																					$ 313,361,000	S/ 1,056,310,000
Year 2008 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																																			$ 454,568,000	S/ 1,530,985,000
Year 2009 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																																										$ 5,709,000	S/ 19,171,000
Rio Seco
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																																														$ 3,229,000	S/ 11,153,000
Rio Seco | Omission of Payment of General Sales Tax [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																																					$ 539,000	S/ 1,815,000
Rio Seco | Year 2020 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																					S/ 2,882,000			$ 858,000
Declared tax deductions not recognized																				$ 4,726,000																	S/ 15,917,000
Depreciation questioned																				$ 4,934,000
Minera La Zanja S.R.L | Tax Year 2021 | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Depreciation questioned																		3,946,000	S/ 14,876,000
Carry forward tax losses questioned																		2,497,000	S/ 9,413,000
Minera La Zanja S.R.L | Tax year 2013 and 2015 | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Disallowance of development cost														$ 911,000	S/ 3,060,000
Minera La Zanja S.R.L | Ifrs Tax Year 2018 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																						$ 185,000	S/ 624,000
Minera La Zanja S.R.L | Ifrs Tax Year 2019 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value									$ 1,932,000									$ 1,932,000													S/ 6,507,000
Disputed tax assessments paid	$ 1,350,000																															S/ 4,533,000
Tax assessment paid recorded in profit and loss	805,000	S/ 2,712,000
Net receivable from disputed tax assessments	$ 542,000																															S/ 1,821,000
Sindicato Minero de Orcopampa S.A., note 30(b)
Disclosure of Commitments and contingencies [Line Items]
Concessions lease percent																10.00%
Minimum | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales			1.00%
Maximum | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales			3.00%